Share Capital and Warrants - 2024 Brokered and Non Brokered private placement (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions							12 Months Ended
	Nov. 12, 2024 CAD ($) Y shares	Nov. 12, 2024 USD ($) $ / shares	Oct. 11, 2024 CAD ($) shares	Oct. 11, 2024 USD ($) $ / shares shares	Oct. 01, 2024 CAD ($) shares	Oct. 01, 2024 USD ($) $ / shares shares	Dec. 31, 2025 CAD ($) Y $ / shares shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 CAD ($) $ / shares	Dec. 31, 2025 USD ($) Y $ / shares shares	Aug. 15, 2025 $ / shares shares	Nov. 12, 2024 USD ($) $ / shares Y shares	Dec. 31, 2023 CAD ($) $ / shares
Share capital and warrants
Number of common stock included in each unit											1
Number of Warrants Included in Each Unit											0.50
Number of warrants to purchase common stock											1
Warrants exercise price | (per share)							$ 5.71		$ 7.17		$ 2.56		$ 12.93
Warrant liability | $							$ 225,000		$ 67,852				$ 11,552
Share issue expense | $							$ 9,820		2,303
2024 Brokered private placement
Share capital and warrants
Number of units issued	31,946,366											31,946,366
Share issuance price | $ / shares		$ 1.8
Proceeds from issuance of units	$ 80,000	$ 57.5
Number of common stock included in each unit	1											1
Number of Warrants Included in Each Unit	1											1
Number of warrants to purchase common stock	1											1
Warrants exercise price | $ / shares										$ 3		$ 3
Warrant liability	$ 38,400											$ 27.6
Percentage of cash commission paid	4.50%	4.50%
Share issue expense | $	$ 2,100
Issuance costs allocated to warrants | $									2,000
2024 Brokered private placement | Expected volatility
Share capital and warrants
Valuation of the warrants exercisable	81											81
2024 Brokered private placement | Risk-free interest rate
Share capital and warrants
Valuation of the warrants exercisable	4.3											4.3
2024 Brokered private placement | Expected life
Share capital and warrants
Valuation of the warrants exercisable | Y	4.9											4.9
2024 Brokered private placement | Exercise price USD
Share capital and warrants
Valuation of the warrants exercisable | $ / shares												3
2024 Brokered private placement | Share price USD
Share capital and warrants
Valuation of the warrants exercisable | $ / shares												1.58
2024 Non-brokered private placement.
Share capital and warrants
Number of units issued			5,736,821	5,736,821	13,426,589	13,426,589	19,163,410			19,163,410
Share issuance price | $ / shares				$ 1.8		$ 1.8		$ 1.8
Proceeds from issuance of units			$ 14,200	$ 10.3	$ 32,600	$ 24.2	$ 46,800	$ 34.5
Number of common stock included in each unit							1			1
Number of Warrants Included in Each Unit							1			1
Number of warrants to purchase common stock							1			1
Warrants exercise price | $ / shares										$ 3
Warrant liability							$ 33,500			$ 24.6
Share issue expense | $									200
Issuance costs allocated to warrants | $									$ 500
2024 Non-brokered private placement. | Expected volatility
Share capital and warrants
Valuation of the warrants exercisable							81			81
2024 Non-brokered private placement. | Risk-free interest rate
Share capital and warrants
Valuation of the warrants exercisable							3.7			3.7
2024 Non-brokered private placement. | Expected life
Share capital and warrants
Valuation of the warrants exercisable | Y							5			5
2024 Non-brokered private placement. | Exercise price USD
Share capital and warrants
Valuation of the warrants exercisable | $ / shares										3
2024 Non-brokered private placement. | Share price USD
Share capital and warrants
Valuation of the warrants exercisable | $ / shares										2.13